RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Apr. 30, 2025	Jan. 13, 2025	Dec. 11, 2024	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Shares issued, value			$ 25,000		$ 25,000
Percentage of holding shares after IPO			25.00%
Purchase price per share				$ 0.004
Percentage obligation to redeem public shares						100.00%
Percentage of conversion aggregate ordinary shares						25.00%
Common stock threshold trading days						20 days
Operating cost						$ 160,000	$ 0
Operating cost						20,000
Maximum loans convertible into warrants						$ 1,500,000
Warrants price per share						$ 1.00
Old Glory Holding Co [Member]
Shares issued, value						$ 7,780,000	939,000
Consulting expense						402,000	219,000
Sponsor [Member]
Number of private placement warrants issued				25,000
Founder Shares 1 [Member]
Number of private placement warrants issued		10,000
Over-Allotment Option [Member]
Number of private placement warrants issued	2,250,000
IPO [Member]
Number of private placement warrants issued	17,250,000
Shares subject to forfeiture	$ 750,000
Sponsor [Member]
Administrative expense						$ 20,000
Common Class B [Member]
Sale of stock, price per share						$ 12.00
Common Class B [Member] | Sponsor [Member]
Number of private placement warrants issued				75,000
Common Class B [Member] | Founder Shares 1 [Member]
Number of private placement warrants issued		40,000
Common Class B [Member] | Over-Allotment Option [Member]
Shares subject to forfeiture			$ 750,000
Founder Shares 1 [Member] | Common Class B [Member]
Number of private placement warrants issued			5,750,000
Sponsor [Member]
Other liabilities current					321	$ 6,647	321
Sponsor [Member] | IPO [Member]
Promissory note related party			$ 300,000
Related Party [Member]
Other liabilities current					321	6,647	321
Related Party [Member] | Old Glory Holding Co [Member]
Demand deposits					810,000	1,545,000	810,000
Time deposits					$ 810,000	1,545,000	810,000
Board of Directors Chairman [Member] | Old Glory Holding Co [Member]
Payments for rent						39,000	39,000
Consulting expense						$ 75,000	$ 75,000